Share Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about classes of share capital

	Ordinary shares of US$0.01 each	(US$ in millions)
Issued and fully paid:
At January 1, 2020 (audited)	8,088,352,216	$81
Shares issued upon exercise of share options	714,900	—
At June 30, 2020 (unaudited)	8,089,067,116	81

At January 1, 2021 (audited)	8,090,118,766	81
Shares issued upon exercise of share options	3,070,100	—
At June 30, 2021 (unaudited)	8,093,188,866	$81

	Ordinary shares of US$0.01 each	(US$ in millions)
Authorized
At January 1, 2018, December 31, 2018, December 31, 2019 and December 31, 2020	16,000,000,000	$160

Issued and fully paid
At January 1, 2018	8,074,417,766	$81
Shares issued upon exercise of share options	6,185,925	—
At December 31, 2018	8,080,603,691	81
Shares issued upon exercise of share options	7,748,525	—
At December 31, 2019	8,088,352,216	81
Shares issued upon exercise of share options	1,766,550	—
At December 31, 2020	8,090,118,766	$81